UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation System
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Accociates, Inc.
A member firm of the 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (24.4%)
COMMON STOCKS (20.6%)
APPAREL (1.2%)
Billabong International, Ltd. (1)	34,791	$288,381
BANKS (0.3%)
Suncorp-Metway, Ltd. (1)	7,622	57,850
BIOTECHNOLOGY (0.7%)
CSL, Ltd. (1)	5,000	150,166
BUILDING MATERIALS (0.7%)
James Hardie Industries NV - ADR (2)	5,200	152,100
CHEMICALS (0.7%)
DuluxGroup, Ltd. (1) (2)	7,273	16,318
Nufarm, Ltd. (1)	39,562	137,088
		153,406
COMPUTERS (0.4%)
Computershare, Ltd. (1)	10,000	91,679
ELECTRIC (1.7%)
AGL Energy, Ltd. (1)	29,492	394,544
FOOD (2.2%)
Woolworths, Ltd. (1)	21,760	507,072
HEALTHCARE-PRODUCTS (1.1%)
Cochlear, Ltd. (1)	4,000	256,090
HEALTHCARE-SERVICES (1.0%)
Sonic Healthcare Ltd. (1)	25,628	238,292
INSURANCE (2.5%)
AMP, Ltd. (1)	20,535	98,694
QBE Insurance Group, Ltd. (1)	32,103	485,915
		584,609
INTERNET (0.6%)
Webjet, Ltd. (1)	71,081	139,011
MINING (5.0%)
Orica Ltd. (1)	7,273	166,152
OZ Minerals Ltd. (1)	308,661	344,451
PanAust, Ltd. (1) (2)	1,250,000	647,614
		1,158,217
OIL & GAS (0.7%)
Eastern Star Gas, Ltd. (1) (2)	100,000	77,333
Woodside Petroleum, Ltd. (1)	2,217	83,656
		160,989
RETAIL (0.6%)
Wesfarmers, Ltd. (1)	5,203	146,649
TRANSPORTATION (1.2%)
Asciano Group (1) (2)	50,000	76,654
Toll Holdings, Ltd. (1)	37,358	201,299
		277,953
TOTAL COMMON STOCKS
(Cost $3,665,569)		4,757,008

	Principal
CORPORATE BONDS (3.8%)
CBA Capital Australia, Ltd., 3.82%, 4/15/15 (3) (4) (5)	$300,000	204,634
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (4)	250,000	249,063
Telstra Corp., Ltd., 6.38%, 4/1/12 (4)	400,000	431,302
TOTAL CORPORATE BONDS
(Cost $860,969)		884,999
TOTAL AUSTRALIA
(Cost $4,526,538)		5,642,007

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (71.6%)
COMMON STOCKS (67.7%)
AGRICULTURE (1.8%)
PGG Wrightson, Ltd. (1) (2)	1,088,676	$417,890
BEVERAGES (0.5%)
Just Water International, Ltd. (1)	802,670	122,316
COAL (3.7%)
Pike River Coal, Ltd. (1) (2)	1,192,295	854,617
COMMERCIAL SERVICES (18.4%)
Allied Work Force Group, Ltd. (1)	277,500	171,163
Cavotec MSL Holdings, Ltd. (1)	190,000	358,473
Guinness Peat Group PLC (1)	666,750	319,484
Mowbray Collectables, Ltd. (1) (6)	821,593	447,143
Northland Port Corp. (NZ), Ltd.	81,425	95,129
Port of Tauranga, Ltd. (1)	175,000	876,801
South Port New Zealand, Ltd.	1,027,930	1,987,877
		4,256,070
DIVERSIFIED FINANCIAL SERVICES (2.9%)
Canterbury Building Society	316,655	666,367
ELECTRIC (3.3%)
Infratil, Ltd. (1)	633,424	750,050
HEALTHCARE-PRODUCTS (2.7%)
Fisher & Paykel Healthcare Corp., Ltd. (1)	283,454	620,567
HEALTHCARE-SERVICES (1.3%)
Ryman Healthcare, Ltd. (1)	205,000	302,202
HOME FURNISHINGS (1.2%)
Scott Technology, Ltd. (1)	324,770	282,804
LEISURE TIME (2.9%)
Tourism Holdings, Ltd. (1)	1,222,569	668,026
MEDIA (3.2%)
Sky Network Television, Ltd. (1)	209,745	736,280
METAL FABRICATE/HARDWARE (3.4%)
Methven, Ltd. (1)	606,250	681,219
Steel & Tube Holdings, Ltd. (1)	60,000	96,265
		777,484

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (71.6%) – Continued
COMMON STOCKS (67.7%) – Continued
OIL & GAS (3.3%)
New Zealand Oil & Gas, Ltd. (1)	853,845	$767,086
PHARMACEUTICALS (0.3%)
Pharmacybrands, Ltd. (1) (2)	281,673	75,627
REITS (9.9%)
Goodman Property Trust (1)	505,225	337,505
ING Medical Properties Trust (1)	415,907	365,325
ING Property Trust (1)	1,026,779	506,569
Kermadec Property Fund	1,212,929	413,678
Kiwi Income Property Trust (1)	227,642	156,849
National Property Trust (1)	1,275,000	500,581
		2,280,507
RETAIL (3.0%)
Briscoe Group, Ltd.	405,000	364,423
Colonial Motor Co., Ltd.	199,565	322,937
		687,360
TELECOMMUNICATIONS (2.7%)
TeamTalk, Ltd. (1)	403,590	615,725
TRANSPORTATION (3.2%)
Freightways, Ltd. (1)	113,540	232,142
Mainfreight, Ltd. (1)	105,000	506,289
		738,431
TOTAL COMMON STOCKS
(Cost $15,071,417)		15,619,409
PREFERRED STOCKS (2.3%)
INVESTMENT COMPANIES (2.3%)
ASB Capital, Ltd., 3.86% (1)	954,218	526,244
TOTAL PREFERRED STOCKS
(Cost $686,799)		526,244
CALL OPTIONS (0.2%)
Pike River Coal, Ltd., Strike Price: $1.25, Expiration 4/24/2011 (2)	350,000	35,557
TOTAL CALL OPTIONS
(Cost $0)		35,557

	Principal
CORPORATE BONDS (1.4%)
Sky Network Television, Ltd., 4.01%, 10/16/16 (3) (4) (5)	$500,000	312,393
TOTAL CORPORATE BONDS
(Cost $311,530)		312,393
TOTAL NEW ZEALAND
(Cost $16,069,746)		16,493,603
SHORT-TERM INVESTMENTS (2.9%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.05% (7)	680,277	680,277
TOTAL SHORT-TERM INVESTMENTS
(Cost $680,277)		680,277
TOTAL INVESTMENTS (98.9%)
(Cost $21,276,561)		22,815,887
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		264,832
NET ASSETS (100.0%)		$23,080,719

(1) Fair Value Security. These securities represent 73.22% of the net assets as of 07/31/2010.
(2) Non-income producing.
(3) Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at 07/31/2010.
(4) Callable.
(5) Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(6) Affiliated Investment. See Notes to Schedules of Investments.
(7) Rate disclosed is the seven day yield as of 07/31/2010.
ADR — American Depository Receipt
PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (99.3%)
AUTO PARTS & EQUIPMENT (4.3%)
NGK Spark Plug Co., Ltd.	6,000	$77,574
Sumitomo Rubber Industries, Ltd.	10,000	99,196
		176,770
BANKS (2.8%)
Sumitomo Mitsui Financial Group, Inc.	3,800	117,701
BEVERAGES (1.6%)
Kirin Holdings Co., Ltd.	5,000	66,786
COMPUTERS (4.6%)
Fujitsu, Ltd.	10,000	71,185
Melco Holdings, Inc.	3,500	119,144
		190,329
COSMETICS/PERSONAL CARE (2.6%)
Unicharm Corp.	900	107,090
DISTRIBUTION/WHOLESALE (2.6%)
Marubeni Corp.	20,000	107,414
ELECTRIC (6.8%)
Hokkaido Electric Power Co., Inc.	6,000	128,619
Tohoku Electric Power Co., Inc.	7,000	151,270
		279,889
ELECTRICAL COMPONENTS & EQUIPMENT (1.1%)
Nippon Signal Co., Ltd.	6,000	45,072
ELECTRONICS (9.3%)
Hamamatsu Photonics K.K.	1,500	43,961
Hoya Corp.	4,000	95,191
Star Micronics Co., Ltd.	5,000	53,186
Taiyo Yuden Co., Ltd.	8,000	102,413
Toyo Corp.	8,000	88,246
		382,997
ENGINEERING & CONSTRUCTION (1.5%)
Kajima Corp.	18,000	42,919
Taihei Dengyo Kaisha, Ltd.	3,000	21,321
		64,240
ENTERTAINMENT (2.4%)
Sankyo Co., Ltd.	2,000	97,922
GAS (4.3%)
Toho Gas Co., Ltd.	35,000	177,036
HAND/MACHINE TOOLS (1.4%)
Meidensha Corp.	18,000	56,045
HEALTHCARE-PRODUCTS (4.8%)
Asahi Intecc Co., Ltd.	4,000	69,448
Terumo Corp.	2,500	131,229
		200,677
INSURANCE (3.5%)
T & D Holdings, Inc.	2,000	43,822
Tokio Marine Holdings, Inc. - ADR	3,750	102,037
		145,859

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (99.3%) – Continued
INTERNET (2.8%)
Gree, Inc. (1)	1,400	$114,891
MACHINERY-DIVERSIFIED (5.2%)
Fanuc, Ltd.	1,500	177,267
Torishima Pump Manufacturing Co., Ltd.	2,500	38,486
		215,753
METAL FABRICATE/HARDWARE (1.1%)
Okano Valve Manufacturing Co.	5,000	43,984
PHARMACEUTICALS (2.7%)
Chugai Pharmaceutical Co., Ltd.	6,500	113,757
REAL ESTATE (3.8%)
Sumitomo Realty & Development Co., Ltd.	6,000	108,062
Tokyo Tatemono Co., Ltd.	15,000	48,961
		157,023
RETAIL (7.8%)
ABC-Mart, Inc.	2,000	65,050
Nitori Co., Ltd.	600	51,739
Sundrug Co., Ltd.	4,000	103,571
Yamada Denki Co., Ltd.	1,500	101,395
		321,755
TELECOMMUNICATIONS (1.0%)
Hitachi Kokusai Electric, Inc.	5,000	40,280
TEXTILES (1.4%)
Ichikawa Co., Ltd.	35,000	59,957
TOYS/GAMES/HOBBIES (4.1%)
Nintendo Co., Ltd.	600	167,787
TRANSPORTATION (15.8%)
East Japan Railway Co.	1,500	96,707
Hankyu Hanshin Holdings, Inc.	22,000	99,566
Keihin Electric Express Railway Co., Ltd.	13,000	121,280
Keio Corp.	18,000	121,257
Tobu Railway Co., Ltd.	18,000	103,340
Yamato Holdings Co., Ltd.	9,000	111,673
		653,823
TOTAL COMMON STOCKS
(Cost $3,296,825)		4,104,837

	Principal

SHORT-TERM INVESTMENTS (0.2%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.05% (2)	$9,683	9,683
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,683)		9,683
TOTAL INVESTMENTS (99.5%)
(Cost $3,306,508)		4,114,510
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		20,025
NET ASSETS (100.0%)		$4,134,545

(1) Non-income producing.

(2) Rate disclosed is the seven day yield as of 07/31/2010.

ADR — American Depository Receipt

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (90.6%)
BERMUDA (2.1%)
Bunge, Ltd.	6,500	$322,725
BRAZIL (3.1%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,000	199,050
Vale SA ADR	10,000	278,000
		477,050
CANADA (3.1%)
InterOil Corp. (1)	5,000	300,000
Vitran Corp., Inc. (1)	16,000	176,000
		476,000
FRANCE (6.4%)
Arkema SA ADR	6,130	267,574
BNP Paribas ADR	6,000	205,560
France Telecom SA ADR	11,000	230,670
Total SA ADR	5,200	263,276
		967,080
GERMANY (3.5%)
E.ON AG ADR	8,000	238,800
Siemens AG ADR	3,000	292,170
		530,970
GUERNSEY (1.4%)
Amdocs, Ltd. (1)	8,000	218,640
ISRAEL (4.5%)
NICE Systems, Ltd. ADR (1)	10,000	286,700
Teva Pharmaceutical Industries, Ltd. ADR	8,198	400,472
		687,172
JAPAN (1.4%)
Nidec Corp. ADR	9,000	211,050
KOREA (REPUBLIC OF-SOUTH) (1.9%)
Korea Electric Power Corp. ADR (1)	8,000	112,720
KT Corp. ADR	9,500	179,075
		291,795
MEXICO (1.9%)
Grupo Televisa SA ADR	15,000	285,000
NETHERLANDS (2.4%)
ING Groep NV ADR (1)	9,842	94,680
Unilever NV	9,000	265,410
		360,090
PORTUGAL (1.5%)
Portugal Telecom SGPS SA ADR	20,300	222,691
SOUTH AFRICA (1.4%)
Sanlam, Ltd. ADR	5,000	88,150
Shoprite Holdings, Ltd. ADR	5,000	126,750
		214,900
SPAIN (3.0%)
Banco Bilbao Vizcaya Argentaria SA ADR	17,497	235,335
Banco Santander SA ADR	17,186	219,465
		454,800
SWITZERLAND (3.6%)
Nestle SA ADR	7,750	382,463
Roche Holding AG ADR	5,000	162,750
		545,213
UNITED KINGDOM (11.2%)
Anglo American PLC ADR	11,830	234,234
BG Group PLC ADR	2,000	161,900
Diageo PLC ADR	2,000	139,760
GlaxoSmithKline PLC ADR	6,000	211,020
National Grid PLC ADR	3,188	129,369
Old Mutual PLC ADR	15,000	225,750
Prudential PLC ADR	18,000	313,380
Tate & Lyle PLC ADR	4,000	112,560
Vodafone Group PLC ADR	7,875	184,905
		1,712,878

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (90.6%) – Continued
UNITED STATES (38.2%)
AGCO Corp. (1)	12,000	$417,120
American National Insurance Co.	4,498	352,103
BJ’s Wholesale Club, Inc. (1)	5,075	231,166
Chemed Corp.	5,200	275,184
Conmed Corp. (1)	15,720	302,296
DENTSPLY International, Inc.	6,700	201,134
DST Systems, Inc.	7,385	303,376
Electronic Arts, Inc. (1)	10,000	159,300
KVH Industries, Inc. (1)	30,000	419,400
LifePoint Hospitals, Inc. (1)	6,500	200,915
Lubrizol Corp.	5,055	472,592
Lufkin Industries, Inc.	12,000	493,320
Norfolk Southern Corp.	9,000	506,430
Northwest Natural Gas Co.	5,000	237,050
Pentair, Inc.	12,760	436,392
Tetra Tech, Inc. (1)	4,000	83,880
Valero Energy Corp.	20,000	339,800
Varian Semiconductor Equipment Associates, Inc. (1)	14,000	395,640
		5,827,098
TOTAL COMMON STOCKS
(Cost $11,786,752)		13,805,152
PREFERRED STOCKS (4.4%)
UNITED STATES (4.4%)
Chesapeake Energy Corp., 1.13% (2)	1,000	82,200
HSBC USA, Inc., Series F, 0.22%, Callable 9/1/10 (3) (4)	18,000	372,600
HSBC USA, Inc., Series G, 0.25%, Callable 1/1/11 (3) (4)	10,000	219,100
		673,900
TOTAL PREFERRED STOCKS
(Cost $561,255)		673,900

	Principal
CORPORATE BONDS (2.5%)
UNITED STATES (2.5%)
JPMorgan Chase & Co., 0.00%, 2/10/11 (5)	$150,000	168,855
Toyota Motor Credit Corp., 4.75%, 2/4/25 (3) (4)	200,000	200,869
		369,724
TOTAL CORPORATE BONDS
(Cost $348,021)		369,724
SHORT-TERM INVESTMENTS (2.5%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.05% (6)	388,271	388,271
TOTAL SHORT-TERM INVESTMENTS
(Cost $388,271)		388,271
TOTAL INVESTMENTS (100.0%)
(Cost $13,084,299)		15,237,047
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		7,404
NET ASSETS (100.0%)		$15,244,451

(1) Non-income producing.
(2) Convertible security.
(3) Callable.
(4) Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at 07/31/2010.
(5) Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 X (Ending Index Value - Starting Index Value)/Starting Index Value.
(6) Rate disclosed is the seven day yield as of 07/31/2010.
ADR — American Depository Receipt
PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (81.3%)
BUILDING MATERIALS (7.4%)
Cemex SAB de CV ADR (1)	12,979	$122,521
CRH PLC ADR	9,200	193,476
James Hardie Industries NV - ADR (1)	6,900	201,825
Lafarge SA ADR	5,000	68,200
USG Corp. (1)	7,000	84,140
		670,162
DISTRIBUTION/WHOLESALE (0.2%)
Wolseley PLC ADR (1)	8,000	17,360
HOME BUILDERS (6.4%)
China Housing & Land Development, Inc. (1)	40,000	91,200
Desarrolladora Homex SAB de CV ADR (1)	7,000	207,760
MDC Holdings, Inc.	5,000	145,600
Toll Brothers, Inc. (1)	7,500	130,200
		574,760
INSURANCE (0.7%)
Stewart Information Services Corp.	6,000	59,940
LODGING (6.8%)
Gaylord Entertainment Co. (1)	5,000	144,950
Home Inns & Hotels Management, Inc. ADR (1)	7,000	294,490
Marriott International, Inc., Class A	5,035	170,737
		610,177
REAL ESTATE (8.4%)
Alto Palermo SA ADR	17,000	145,775
Hang Lung Properties, Ltd. ADR	18,000	378,000
St. Joe Co./The (1)	3,000	77,370
WP Carey & Co., LLC	5,000	152,500
		753,645
REITS-APARTMENTS (11.8%)
American Campus Communities, Inc.	1,100	31,845
AvalonBay Communities, Inc.	1,547	162,574
Camden Property Trust	5,000	227,600
Education Realty Trust, Inc.	9,000	62,550
Equity Residential	6,000	275,100
Essex Property Trust, Inc.	900	94,599
Mid-America Apartment Communities, Inc.	800	45,184
UDR, Inc.	7,565	159,697
		1,059,149
REITS-DIVERSIFIED (4.9%)
Vornado Realty Trust	3,107	257,198
Washington Real Estate Investment Trust	6,000	182,100
		439,298
REITS-HEALTH CARE (1.3%)
Health Care REIT, Inc.	2,500	113,275
REITS-HOTELS (6.6%)
Host Hotels & Resorts, Inc.	15,317	219,646
LaSalle Hotel Properties	12,000	284,640
Pebblebrook Hotel Trust (1)	5,000	91,450
		595,736

SCHEDULE OF INVESTMENTS – 07/31/2010 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (81.3%) – Continued
REITS-OFFICE PROPERTY (11.5%)
Alexandria Real Estate Equities, Inc.	2,500	$176,375
BioMed Realty Trust, Inc.	9,000	162,360
Boston Properties, Inc.	2,500	204,750
CommonWealth REIT	2,525	65,524
Corporate Office Properties Trust SBI MD	4,000	150,000
Douglas Emmett, Inc.	6,000	94,860
SL Green Realty Corp.	3,000	180,720
		1,034,589
REITS-SHOPPING CENTERS (4.9%)
Acadia Realty Trust	4,985	92,422
Kimco Realty Corp.	4,000	60,280
Kite Realty Group Trust	10,000	46,400
Saul Centers, Inc.	4,100	173,430
Weingarten Realty Investors	3,450	73,036
		445,568
REITS-SINGLE TENANT (1.0%)
National Retail Properties, Inc.	4,000	92,480
REITS-STORAGE (2.6%)
Extra Space Storage, Inc.	15,000	232,650
REITS-WAREHOUSE/INDUSTRIES (2.8%)
AMB Property Corp.	3,500	87,360
EastGroup Properties, Inc.	3,000	108,810
ProLogis	5,500	59,730
		255,900
		4,268,645
RETAIL (1.5%)
Kingfisher PLC ADR	20,000	134,600
TELECOMMUNICATIONS (2.5%)
American Tower Corp., Class A (1)	2,500	115,600
SBA Communications Corp., Class A (1)	3,000	108,540
		224,140
TOTAL COMMON STOCKS
(Cost $7,836,239)		7,313,429

EXCHANGE TRADED FUNDS (2.7%)
Claymore/AlphaShares China Real Estate ETF	8,500	155,125
SPDR Dow Jones International Real Estate ETF	2,500	87,875
		243,000
TOTAL EXCHANGE TRADED FUNDS
(Cost $246,853)		243,000

	Principal
CORPORATE BONDS (2.8%)
BUILDING MATERIALS (2.8%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	249,063
TOTAL CORPORATE BONDS
(Cost $250,638)		249,063
SHORT-TERM INVESTMENTS (13.2%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.05% (3)	1,188,516	1,188,516
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,188,516)		1,188,516
TOTAL INVESTMENTS (100.0%)
(Cost $9,522,246)		8,994,008
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		1,772
NET ASSETS (100.0%)		$8,995,780

(1) Non-income producing.
(2) Callable.
(3) Rate disclosed is the seven day yield as of 07/31/2010.
ADR — American Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trusts
SPDR — Standard & Poor’s Depositary Receipt

Federal Tax Information

At July 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	Australia/			Real Estate
	New Zealand Fund	Japan Fund	Global Fund	Securities Fund
Cost of Investments	$21,486,346	$3,306,508	$13,125,524	$9,525,962
Gross unrealized appreciation	$4,501,090	$1,190,370	$3,380,628	$1,048,211
Gross unrealized depreciation	(3,171,429)	(382,203)	(1,269,105)	(1,580,165)
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$1,329,661	$808,167	$2,111,523	$(531,954)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2010 appears below:

For the Period
					Ended 7/31/10		For the Period
11/1/09-7/31/10
Change in
	Percentage	Shares	Shares	Fair Value	Appreciation/	Fair Value	Dividend	Realized
Affiliated Investment	of Ownership	10/31/2009	7/31/2010	10/31/2009	Depreciation	7/31/2010	Income	Gain/(Loss)

Mowbray Collectibles Ltd.	7.36%	821,593	821,593	$583,271	($136,128)	$447,143	$-	$-

Fair Value Measurements

The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of July 31, 2010, of each Fund’s investments based on the level of inputs utilized in determining the value of such investments:

		Level 2 –
	Level 1 –	Other Significant
	Quoted Prices	Observable Inputs	Total**
	Investment	Investment	Investment
Fund Name	Securities	Securities	Securities
Australia/New Zealand Fund
Security type
Common Stocks*	$4,002,511	$16,373,906	$20,376,417
Bonds	517,027	680,365	1,197,392
Preferred Stocks	—	526,244	526,244
Call Options	35,557	—	35,557
Short Term Investments	680,277	—	680,277
Total	$5,235,372	$17,580,515	$22,815,887
Japan Fund
Security Type
Common Stocks*	$4,104,837	$—	$4,104,837
Short Term Investments	9,683	—	9,683
Total	$4,114,520	$—	$4,114,520
Global Fund
Security Type
Common Stocks*	$13,805,152	$—	$13,805,152
Preferred Stocks	673,900	—	673,900
Bonds	—	369,724	369,724
Short Term Investments	388,271	—	388,271
Total	$14,867,323	$369,724	$15,237,047
Real Estate Securities Fund
Security Type
Common Stocks*	$7,313,429	$—	$7,313,429
Exchange Traded Funds	243,000	—	243,000
Bonds	—	249,063	249,063
Short Term Investments	1,188,516	—	1,188,516
Total	$8,744,945	$249,063	$8,994,008

*     Please refer to the Schedule of Investments to view equity securities segregated by industry type or country.
**  During the period ended July 31, 2010, there were no Level 3 securities.

Item 2. Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 24, 2010

/s/ Terry Gallagher
By: Terry Gallagher
Treasurer
September 24, 2010